Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

October 31, 2018

Dates Covered
Collections Period	10/01/18 - 10/31/18
Interest Accrual Period	10/15/18 - 11/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/18	679,170,073.18	33,094
Yield Supplement Overcollateralization Amount 09/30/18	49,504,832.38	0
Receivables Balance 09/30/18	728,674,905.56	33,094
Principal Payments	22,142,644.07	756
Defaulted Receivables	782,070.96	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/18	47,424,357.19	0
Pool Balance at 10/31/18	658,325,833.34	32,304

Pool Statistics	$ Amount	# of Accounts
Pool Factor	80.09%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,342,890.07	198
Past Due 61-90 days	978,596.68	50
Past Due 91-120 days	274,264.29	16
Past Due 121+ days	0.00	0
Total	5,595,751.04	264

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.18%
Delinquency Trigger Occurred	NO

Recoveries	531,201.09
Aggregate Net Losses/(Gains) - October 2018	250,869.87
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.41%
Prior Net Losses Ratio	0.66%
Second Prior Net Losses Ratio	0.90%
Third Prior Net Losses Ratio	0.70%
Four Month Average	0.67%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Overcollateralization Target Amount	17,445,634.58
Actual Overcollateralization	17,445,634.58
Weighted Average APR	3.07%
Weighted Average APR, Yield Adjusted	6.13%
Weighted Average Remaining Term	57.89

Flow of Funds	$ Amount

Collections	24,579,909.26
Investment Earnings on Cash Accounts	38,788.54
Servicing Fee	(607,229.09)
Transfer to Collection Account	0.00
Available Funds	24,011,468.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,455,242.22
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	2,846,232.90
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,445,634.58
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	2,199,585.34

Total Distributions of Available Funds	24,011,468.71

Servicing Fee	607,229.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 10/15/18	661,172,066.24
Principal Paid	20,291,867.48
Note Balance @ 11/15/18	640,880,198.76

Class A-1
Note Balance @ 10/15/18	19,332,066.24
Principal Paid	19,332,066.24
Note Balance @ 11/15/18	0.00
Note Factor @ 11/15/18	0.0000000%

Class A-2
Note Balance @ 10/15/18	272,800,000.00
Principal Paid	959,801.24
Note Balance @ 11/15/18	271,840,198.76
Note Factor @ 11/15/18	99.6481667%

Class A-3
Note Balance @ 10/15/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	272,800,000.00
Note Factor @ 11/15/18	100.0000000%

Class A-4
Note Balance @ 10/15/18	71,720,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	71,720,000.00
Note Factor @ 11/15/18	100.0000000%

Class B
Note Balance @ 10/15/18	24,520,000.00
Principal Paid	0.00
Note Balance @ 11/15/18	24,520,000.00
Note Factor @ 11/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,520,015.89
Total Principal Paid	20,291,867.48
Total Paid	21,811,883.37

Class A-1
Coupon	2.25000%
Interest Paid	37,455.88
Principal Paid	19,332,066.24
Total Paid to A-1 Holders	19,369,522.12

Class A-2
Coupon	2.57000%
Interest Paid	584,246.67
Principal Paid	959,801.24
Total Paid to A-2 Holders	1,544,047.91

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.8932987
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.2751077
Total Distribution Amount	27.1684064

A-1 Interest Distribution Amount	0.2326452
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	120.0749456
Total A-1 Distribution Amount	120.3075908

A-2 Interest Distribution Amount	2.1416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	3.5183330
Total A-2 Distribution Amount	5.6599997

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	140.26
Noteholders' Principal Distributable Amount	859.74

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/18	2,042,854.72
Investment Earnings	3,581.48
Investment Earnings Paid	(3,581.48)
Deposit/(Withdrawal)	-
Balance as of 11/15/18	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72